Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	As of December 31,
	2024	2025
Raw materials	56,524	99,769
Work in process	5,566	23,543
Finished goods	32,530	57,504
Total	94,620	180,816